Preferred Stock (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Convertible Preferred Stock Series A [Member]
Convertible Preferred Series A stock, shares authorized	1,000,000	1,000,000	5,000,000
Convertible Preferred stock, shares outstanding	264,894	264,894	264,894
Number of common stock issuable for total shares of convertible preferred stock	24,900,000	24,900,000
Convertible Preferred Stock Series B [Member]
Convertible Preferred Series A stock, shares authorized	4,000,000
Convertible Preferred stock, shares outstanding	500,000	0
Dividend rate	8.00%
Dividends	$ 767